Cover	Feb. 25, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 25, 2026, REalloys Inc. (formerly known as Blackboxstocks Inc., “Blackboxstocks”; “REalloys” or the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”), reporting, among other things, that the Company consummated and completed the previously announced merger (the “Merger”). pursuant to the terms of that certain Agreement and Plan of Merger, dated as of March 10, 2025, as amended (the “Merger Agreement”). Pursuant to the Merger Agreement, on February 24, 2026, RABLBX Merger Sub, Inc. merged with and into REalloys Solutions Inc. (formerly known as REalloys Inc., “Private REalloys”), with Private REalloys surviving as a wholly owned subsidiary of Blackboxstocks. Additionally, on February 24, 2026, (i) pursuant to an amendment to its Articles of Incorporation, the Company changed its name from “Blackboxstocks Inc.” to “REalloys Inc.”, (ii) pursuant to an amendment to its Articles of Incorporation, Private REalloys changed its name to “REalloys Solutions Inc.”, and (iii) REalloys and RABLBX filed the Certificate of Merger with the State of Nevada. On February 24, 2026, the Merger closed.
Document Period End Date	Feb. 25, 2026
Entity File Number	001-41051
Entity Registrant Name	REALLOYS INC.
Entity Central Index Key	0001567900
Entity Tax Identification Number	45-3598066
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7280 W. Palmeto Park Rd.
Entity Address, Address Line Two	Suite 302N
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33433
City Area Code	(972)
Local Phone Number	726-9203
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ALOY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false